Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment ReportingUnit	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments | Segment	1
Number of reporting units | ReportingUnit	1
Impairment of goodwill | $	$ 0	$ 0